Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Balances	The following are related party balances as of June 30, 2023 and December 31, 2022.
	June 30, 2023	December 31, 2022
	(Unaudited)
Accounts receivable
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$399,465
	$-	$399,465

	June 30, 2023	December 31, 2022
	(Unaudited)
Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$1,114	$598
	$1,114	$598
	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$8,663	$-
	$8,663	$-
(1)

Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. As of December 31, 2022, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. was $399,465. As of June 30, 2023, it was collected by the Company.

(2)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of $8,663 and $nil for six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and December 31, 2022, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., of $1,114 and $598, respectively. The advances are due on demand and non-interest bearing.